Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Form 20-F/A”) to the Annual Report on Form 20-F of Intelligent Living Application Group Inc. (the “Company”) for the year ended December 31, 2023 (the “Form 20-F”), which was filed with the Securities and Exchange Commission on April 30, 2024, is being filed for the purpose of amending Exhibit 12.1 and 12.2 of the Form 20-F in order to include the introductory language in paragraph 4 regarding responsibilities for establishing and maintaining internal control over financial reporting
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41444
Entity Registrant Name	INTELLIGENT LIVING APPLICATION GROUP INC.
Entity Central Index Key	0001814963
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 2, 5/F, Block A, Profit Industrial Building
Entity Address, Address Line Two	1-15 Kwai Fung Crescent, Kwai Chung
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, par value $0.0001
Trading Symbol	ILAG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	18,060,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Auditor Firm ID	2388
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 2, 5/F, Block A, Profit Industrial Building
Entity Address, Address Line Two	1-15 Kwai Fung Crescent, Kwai Chung
Entity Address, City or Town	New Territories
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2481 7938
Contact Personnel Name	Bong Lau
Contact Personnel Email Address	info@i-l-a-g.com